Summary of Significant Accounting Policies - Expected Aggregate Annual Amortization Expense for Existing Amortizable Intangible Assets (Detail) $ in Millions	Oct. 03, 2020 USD ($)
Accounting Policies [Abstract]
2021	$ 2,055
2022	1,995
2023	1,808
2024	1,570
2025	$ 1,471